Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 15 — EMPLOYEE BENEFIT PLANS

Multiemployer benefit plans. The Company currently participates in multiemployer pension plans in which the risks of participating differs from single-employer plans in the following aspects:

a)	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers;
b)	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers;
c)

If an entity chooses to stop participating in some of its multiemployer plans, the entity may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability; and

d)

If the plan is terminated by withdrawal of all employers and if the value of the nonforfeitable benefits exceeds plan assets and withdrawal liability payments, employers are required by law to make up the insufficient difference.

The Company’s participation in these plans is presented below.

	EIN/Pension	Pension Protection Act Zone Status (2)		FIP/RP	Contributions by the Company (in thousands)(4)			Surcharge	Expiration Dates of Collective Bargaining
Pension Fund(1)	Plan Number	2016	2015	Status (3)	2017	2016	2015	Imposed	Agreements
Southern Nevada Culinary and Bartenders Pension Plan	88-6016617/001	Green	Green	No	$45,297	$44,001	$41,904	No	5/31/2018(5)
Legacy Plan of the National Retirement Fund (NRF)(6)	13-6130178/001	Red	Red	Yes	$9,416	$3,788	$—	Yes	2/29/2020

(1)

The Company was listed in the plan's Form 5500 as providing more than 5% of the total contributions for the plan years 2016 and 2015 for the Southern Nevada Culinary and Bartenders Pension Plan and for the plan year 2016 for the NRF. At the date the financial statements were issued, Form 5500 was not available for the plan year 2017.

(2)

The zone status is based on information that the Company received from the plan and is certified by the plan's actuary. Plans in the red zone are generally less than 65% funded (critical status) and plans in the green zone are at least 80% funded.

(3)	Indicates plans for which a Financial Improvement Plan (FIP) or a Rehabilitation Plan (RP) is either pending or has been implemented.
(4)

There have been no significant changes that affect the comparability of contributions, other than those for the Legacy Plan of the National Retirement Fund which reflect the period from acquisition of Borgata of August 1, 2016 through December 31, 2016 within the 2016 column and a full-year of contributions within the 2017 column.

(5)

The Company is party to ten collective bargaining agreements (CBA) that require contributions. The agreements between CityCenter Hotel Casino, LLC, Bellagio, Mandalay Corp., MGM Grand Hotel, LLC and the Local Joint Executive Board of Las Vegas are the most significant because more than half of the Company’s employee participants in this plan are covered by those four agreements.

(6)

In December 2017, the Pension Benefit Guaranty Corporation approved the spin-off of the UNITE HERE portion of the NRF to the plan of the newly-formed UNITE HERE Retirement Fund (UHF). As a result of the spin-off, the pension liabilities as well as certain assets of the plan were transferred to the new UHF Plan. The terms of the UHF Plan are identical to the NRF. The spin-off was effective as of January 1, 2018.

Multiemployer Benefit Plans Other Than Pensions. Pursuant to its collective bargaining agreements referenced above, the Company also contributes to UNITE HERE Health (the “Health Fund”), which provides healthcare benefits to its active and retired members. The Company contributed $183 million, $187 million, and $192 million to the Health Fund in the years ended December 31, 2017, 2016, and 2015, respectively.

Self-insurance. The Company is self-insured for most health care benefits and workers compensation for its non-union employees. The liability for self-insurance was $87 million and $83 million at December 31, 2017 and 2016, respectively, which is included in “Other accrued liabilities.”